Fees Summary	Jan. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,896,451,846.48
Previously Paid Amount	0.00
Total Fee Amount	400,000.00
Total Offset Amount	0.00
Net Fee	$ 400,000.00